Other Long-Term Assets	12 Months Ended
Dec. 31, 2020
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Other Long-Term Assets
13 –
Other Long-Term Assets
In $000s	Year Ended December 31, 2020	Year Ended December 31, 2019
Loan receivable	$5,001	$—
Right of use asset, net of amortization	2,651	3,138
Deferred financing costs	1,691	2,258
Other	1,600	374

To tal other long - term assets	$10,943	$5,770